Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Current Liabilities
Current liabilities

	December 31,	December 31,
	2022	2021

	(€ in thousands)
Borrowings	2,500	4,771
Lease liabilities	1,387	1,534
Derivative financial instruments	1,263	3,995
Trade payables	392	191
Social securities and other taxes	1,118	1,230
Deferred income	5,765	5,115
Accrued expenses and other liabilities	8,687	10,760
	21,112	27,596